Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments and Financial Risk Management [Abstract]
Schedule of fair value financial assets
	December 31, 2022			December 31, 2021
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Gix Internet anti-dilution protection (note 4F)	-	-	-	-	469	469
Laminera shares (note 4N)	-	-	-	-	126	126
Safo shares	10	-	10	53	-	53
Safo warrants	-	-	-	-	34	34
Maris shares	84	-	84	-	246	246
Maris warrants	-	13	13	-	57	57
Tondo shares	97	-	97	429	-	429
Safee shares (note 4P)	-	400	400	-	400	400
SciSparc shares (note 4K)	659	-	659	911	-	911
Polyrizon warrants (note 4H)	-	399	399	-	516	516
Polyrizon - SAFE (note 4H)	-	302	302	-	-	-
Elbit Imaging shares (note 4J)	613	-	613	-	-	-
ClearMind warrants (note 4O)	-	4	4	-	-	-
ClearMind shares (note 4O)	594	-	594	-	-	-
ClearMind anti-dilution protection (note 4O)	-	-	-	-	-	-
Colugo shares	-	400	400	-	-	-
Parazero - SAFE (note 4M)	-	520	520	-	-	-
Bubbles shares	151	-	151	-	-	-
Automax bonds (note 4G)	9	-	9	-	-	-
Automax shares (note 4G)	1,114	-	1,114	1,676	-	1,676
Total	3,331	2,038	5,369	3,069	1,848	4,917

Schedule of financial assets
								ClearMind
	Safo	A.I Systems	Tondo	Bubbles	SciSparc	Maris	Automax bonds	Investment	Elbit	Automax shares	Total
		USD in thousands
Balance as of January 1, 2022	53	-	429	-	911	-	-		-	1,676	3,069
Purchase of securities	-	75	-	306	32	75	69	1,512	-	214	2,283
Net changes at fair value recognized through profit or loss	(43)	-	(26)	(148)	(15)	(238)	-	(1,207)	(217)	(578)	(2,472)
Sale of securities	-	(103)	(344)		(46)	-	(60)	-	-	-	(553)
Realized gain (loss)	-	28	67	-	(223)	-	1	-	-	-	(127)
Exchange differences	-	-	(29)	(7)	-	-	(1)	(2)	-	(198)	(237)
transfer from level 3 to level 1	-	-	-	-	-	247	-	291	-	-	538
Transfer from equity method to level 1	-	-	-	-	-	-	-	-	830	-	830
Balance as of December 31, 2022	10	-	97	151	659	84	9	594	613	1,114	3,331

	Maris	Polyrizon warrants	Laminera	Gix Internet Anti-dilution	SAFO Warrants	ClearMind warrants	ClearMind anti-dilution	Safee	Parazero -SAFE	Polyrizon -SAFE	Colugo	Total
	USD in thousands
Balance as of January 1, 2022	303	516	126	469	34	-	-	400	-	-	-	1,848
Initial recognition of financial asset	25	-	-	-	-	197	40	-	520	314	400	1,496
Exchange differences		-	-	(42)	-	(1)	(20)	-	-	-	-	(63)
Net change at fair value recognized through profit or loss	(68)	(117)	507	(427)	(34)	(200)	279	-	-	(12)		(72)
transfer to equity investment treatment	-	-	(633)	-	-	-	-	-	-	-		(633)
transfer from level 3 to level 1	(247)	-	-	-	-	8	(299)	-	-	-		(538)
Balance as of December 31, 2022	13	399	-	-	-	4	-	400	520	302	400	2,038

	Investment in SAFO	Tondo	SciSparc ltd	Automax	Total
	USD in thousands

Balance as of January 1, 2021	113	-	-	-	113

Initial recognition at fair value upon dilution of equity investment	-	-	-	1,553	1,553
Purchase of securities	-	472	825	279	1,576
Sale of securities	-	(42)		-	(42)
Net change in fair value of financial assets at fair value recognized through profit or loss	(60)	(1)	86	(156)	(131)
Balance as of December 31, 2021	53	429	911	1,676	3,069

	Gix Media’s shares	Gix Warrants	ScoutCam warrants	Maris investment and warrants	Conversion Right	Polyrizon warrants	Laminera	Gix Internet Anti-dilution	SAFO Warrants	Safee	Total
	USD in thousands
Balance as of January 1, 2021	2,438	14	-	-	1,393	-	-	473	98	-	4,416
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4C)	-	-	97	-	-	-	-	-	-	-	97
Exercise of warrants (note 4C)	-	-	(51)	-	-	-	-	-	-	-	(51)
Purchase of securities	-	-	-	-	-	-	-	-	-	400	400
Initial recognition of financial asset	-	-	-	240	-	-	126	-	-	-	366
Net changes at fair value recognized through profit or loss	373	(14)	(46)	63	213	516	-	(4)	(64)	-	1,037
Exercise of Conversion Right (note 4F)	(2,811)	-	-	-	(1,606)	-	-	-	-	-	(4,417)
Balance as of December 31, 2021	-	-	-	303	-	516	126	469	34	400	1,848

Schedule of financial liabilities that were measured at fair value
	December 31,			December 31,
	2022			2021
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands			USD in thousands
Fair value of warrants	396	4,159	4,555	555	137	692

Schedule of Level 3 financial liabilities
Warrants
USD in thousands
Opening balance as of January 1, 2022	137
Issuance of warrants in connection with the IPO of Jeffs’ Brands (note 4E)	7,640
Changes in fair value of warrants in connection with the IPO of Jeffs; Brands	(3,490)
Changes in fair value of warrants issued to lenders of Jeffs’ Brands upon IPO	(128)
Closing balance as of December 31, 2022	4,159

Warrants
USD in thousands
Opening balance as of January 1, 2021	36
Changes in fair value of warrants issued to investors	(36)
Fair value of warrants to be issued to lenders of Jeffs’ Brands upon IPO	62
Changes in fair value of warrants to be issued to lenders of Jeffs’ Brands upon IPO	75
Closing balance as of December 31, 2021	137

Warrants
USD in thousands
Opening balance as of January 1, 2022	555
Changes in fair value of warrants	(159)
Closing balance as of December 31, 2022	396

Warrants
USD in thousands
Opening balance as of January 1, 2021	1,039
Changes in fair value of warrants	(484)
Closing balance as of December 31, 2021	555

Schedule of IPO Warrants and Additional Warrants
Expected volatility	77.57% - 78.89%
Exercise price (in USD)	2.02 - 4.04
Share price (in USD)	1.53 - 1.865
Risk-free interest rate	3.27% - 4.04%
Dividend yield	-
Expected life	3 - 4.74
WACC	21.5% - 23.3%